RIGHT OF USE AND LEASE LIABILITIES - Schedule of rates applied, according to the lease terms (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 139,660
Lease terms, Estimated inflation rate	4.00%	[1]
2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 263,097
Lease terms, Estimated inflation rate	3.00%	[1]
3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 106,239
Lease terms, Estimated inflation rate	3.00%	[1]
4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 96,705
Lease terms, Estimated inflation rate	3.00%	[1]
5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 43,503
Lease terms, Estimated inflation rate	3.00%	[1]
Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 54,432
Lease terms, Estimated inflation rate	3.00%	[1]
Average discount rate 5.5% to 16.3% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	5.50%
Average discount rate 5.5% to 16.3% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	16.30%
Average discount rate 5.5% to 16.3% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 25,982
Average discount rate 5.5% to 16.3% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	135,841
Average discount rate 5.5% to 16.3% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.4% to 18.7% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	5.40%
Average discount rate 5.4% to 18.7% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	18.70%
Average discount rate 5.4% to 18.7% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 102,094
Average discount rate 5.4% to 18.7% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	107,651
Average discount rate 5.4% to 18.7% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	85,311
Average discount rate 5.4% to 18.7% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	74,275
Average discount rate 5.4% to 18.7% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	19,394
Average discount rate 5.4% to 18.7% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 7.3% to 20.5% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	7.30%
Average discount rate 7.3% to 20.5% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	20.50%
Average discount rate 7.3% to 20.5% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 8,119
Average discount rate 7.3% to 20.5% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	9,092
Average discount rate 7.3% to 20.5% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	10,200
Average discount rate 7.3% to 20.5% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	11,450
Average discount rate 7.3% to 20.5% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	12,850
Average discount rate 7.3% to 20.5% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 12,442
Average discount rate 7.7% to 21.9% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	7.70%
Average discount rate 7.7% to 21.9% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	21.90%
Average discount rate 7.7% to 21.9% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 3,465
Average discount rate 7.7% to 21.9% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	10,513
Average discount rate 7.7% to 21.9% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	10,728
Average discount rate 7.7% to 21.9% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	10,980
Average discount rate 7.7% to 21.9% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	11,259
Average discount rate 7.7% to 21.9% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 41,990

[1]	Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.